Cover	Nov. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39924
Entity Registrant Name	CROWN ELECTROKINETICS CORP.
Entity Central Index Key	0001761696
Entity Tax Identification Number	47-5423944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1110 NE Circle Blvd.
Entity Address, City or Town	Corvallis
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97330
City Area Code	(800)
Local Phone Number	674-3612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CRKN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false